TRADE RECEIVABLES AND OTHER RECEIVABLES (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
TRADE RECEIVABLES AND OTHER RECEIVABLES
Trade receivables	€ 28,865	€ 24,704
Receivables from equity method investees	4,435	4,207
Receivables from shareholder		4,711
Other receivables	353	4,599
Total trade and other receivables	€ 33,653	€ 38,221